Earnings Per Share (Computation of basic and diluted earnings per share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net income attributable to common shareholders	$ 945.1	$ 510.5
Diluted numerator	$ 945.1	$ 510.5
Denominator
Weighted average shares of common stock outstanding	265.5	255.9
Weighted average deferred share units outstanding	0.0	1.3
Weighted average shares of common stock outstanding - basic	265.5	257.2
Stock-based compensation	0.4	0.4
Weighted average shares of common stock outstanding- diluted	265.9	258.0
Earnings per common share
Basic	$ 3.56	$ 1.98
Diluted	$ 3.55	$ 1.98